Risk Management - Summary of Criteria used for Chile (Detail)	12 Months Ended
Dec. 31, 2021
Corporate Portfolio [Member] | CAE loans [member] | Stage1 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	29 days
Corporate Portfolio [Member] | CAE loans [member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	0.0671
Corporate Portfolio [Member] | CAE loans [member] | Stage 2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	PD’s>=1.2199
Corporate Portfolio [Member] | CAE loans [member] | Stage 3 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	90 days
Corporate Portfolio [Member] | Consumer loans [member] | Stage1 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	29 days
Corporate Portfolio [Member] | Consumer loans [member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	PD’s>=0.0983
Corporate Portfolio [Member] | Consumer loans [member] | Stage 2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	PD’s>=1.5057
Corporate Portfolio [Member] | Consumer loans [member] | Stage 3 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	90 days
Corporate Portfolio [Member] | Mortgages loans [member] | Stage1 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	29 days
Corporate Portfolio [Member] | Mortgages loans [member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	PD’s>=0.1452
Corporate Portfolio [Member] | Mortgages loans [member] | Stage 2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	PD’s>=2.3919
Corporate Portfolio [Member] | Mortgages loans [member] | Stage 3 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	90 days
Corporate Portfolio [Member] | Condell [Member] | Stage1 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	29 days
Corporate Portfolio [Member] | Condell [Member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	0.0304
Corporate Portfolio [Member] | Condell [Member] | Stage 2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	1.9351
Corporate Portfolio [Member] | Condell [Member] | Stage 3 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	90 days
Corporate Portfolio [Member] | Restructured Condell [Member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	PD’s>=0.2042
Corporate Portfolio [Member] | Restructured Condell [Member] | Stage 2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	PD’s>=2.0659
Corporate Portfolio [Member] | Renegotiated Consumer [Member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	PD’s>=0.0849
Corporate Portfolio [Member] | Renegotiated Consumer [Member] | Stage 2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	PD’s>=1.7395
Corporate Portfolio [Member] | Rotative Consumer [Member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	PD’s>=0.0320
Corporate Portfolio [Member] | Rotative Consumer [Member] | Stage 2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	PD’s>=1.9933
Group Portfolio [Member] | Commercial loans [member] | Stage1 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	29 days
Group Portfolio [Member] | Commercial loans [member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	PD’s>=0.0736
Group Portfolio [Member] | Commercial loans [member] | Stage 2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	PD’s>=1.4911
Group Portfolio [Member] | Commercial loans [member] | Stage 3 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	90 days
Group Portfolio [Member] | Rotative Commercial [Member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	PD’s>=0.0207
Group Portfolio [Member] | Rotative Commercial [Member] | Stage 2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	PD’s>=1.9533
Group [member] | Colombia [member] | Leasing [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	48.21%
% of relative increase in lifetime PD	452.22%
Group [member] | Colombia [member] | Payroll deductible loan [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	48.99%
% of relative increase in lifetime PD	1384.14%
Group [member] | Colombia [member] | Revolving line of credit [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	28.78%
% of relative increase in lifetime PD	64.82%
Group [member] | Colombia [member] | Overdraft limit [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	41.34%
% of relative increase in lifetime PD	163.35%
Group [member] | Colombia [member] | Credit Cards [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	82.56%
% of relative increase in lifetime PD	1330.76%
Group [member] | Colombia [member] | Mortgage loan [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	2.19%
% of relative increase in lifetime PD	111.58%
Group [member] | Colombia [member] | Personal debt restructuring [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	16.58%
% of relative increase in lifetime PD	157.47%
Group [member] | Colombia [member] | Other loans [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	46.42%
% of relative increase in lifetime PD	204.28%
Corporate [Member] | A1, A2, A3, A4 [member] | Stage1 [member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	29 days
Corporate [Member] | A5 [member] | Stage1 [member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	29 days
Corporate [Member] | A6, B1, B2, B3, B4 [member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	30 days
Corporate [Member] | A6, B1, B2, B3, B4 [member] | Stage 2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	89 days
Corporate [Member] | C1, C2, C3, C4, C5, C6 [member] | Stage 3 [member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	90 days
Corporate [Member] | Colombia [member] | Without information [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	58.62%
% of relative increase in lifetime PD	1976.95%
Corporate [Member] | Colombia [member] | Small Company [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	32.16%
% of relative increase in lifetime PD	527.10%
Corporate [Member] | Colombia [member] | Small Company [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	37.20%
% of relative increase in lifetime PD	5547.50%
Corporate [Member] | Colombia [member] | Medium Company [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	14.65%
% of relative increase in lifetime PD	843.35%
Corporate [Member] | Colombia [member] | Medium Company [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	9.21%
% of relative increase in lifetime PD	492.81%
Corporate [Member] | Colombia [member] | Large Company [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	9.35%
% of relative increase in lifetime PD	758.23%
Corporate [Member] | Colombia [member] | Low Default [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	9.19%
% of relative increase in lifetime PD	1016.56%
Corporate [Member] | Colombia [member] | Low Defaults Government And Financial [Member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	1.34%
% of relative increase in lifetime PD	1430.86%